Long-term debt, net - Summary (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt	$ 245,000,000	$ 100,000,000	$ 55,000,000
Total debt issuance cost and discounts	8,405,000	7,479,000	113,000
Total long-term debt, net	238,735,000	93,199,000	55,000,000
Revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Total debt	145,000,000	0	55,000,000
Debt issuance cost on Second Lien Notes, net	(2,140,000)	(678,000)	(113,000)
Second Lien Notes
Debt Instrument [Line Items]
Total debt issuance cost and discounts		6,801,000	0
Second Lien Notes | Senior Notes
Debt Instrument [Line Items]
Total debt	100,000,000	100,000,000	0
Debt issuance cost on Second Lien Notes, net	(3,528,000)	(3,830,000)	0
Discount on Second Lien Notes, net	(2,737,000)	(2,971,000)	0
Total debt issuance cost and discounts	$ 6,265,000	$ 6,801,000	$ 0